INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSET, NET

Intangible asset, net consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	USD

ESG data management platform	$-	$1,053,000	$135,000
Less: Accumulated amortization	-	(70,200)	(9,000)

Intangible asset, net	$-	$982,800	$126,000

SCHEDULE OF ESTIMATED ANNUAL AMORTIZATION OF INTANGIBLE ASSET

The following is a schedule, by fiscal years, of estimated annual amortization of intangible asset as of March 31, 2026:

Year ending March 31,	HKD	USD
2027	$210,600	$27,000
2028	210,600	27,000
2029	210,600	27,000
2030	210,600	27,000
2031	140,400	18,000

	$982,800	$126,000